Alger Spectra Fund Annual Fund Operating Expenses - Class A C Shares [Member] - Alger Spectra Fund	Oct. 31, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.45%	[2]
Expenses (as a percentage of Assets)	1.53%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.47%	[2]
Expenses (as a percentage of Assets)	2.30%

[1]	The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $2 billion is .90%, for assets between $2 billion and $4 billion is .75%, for assets between $4 billion and $6 billion is .65%, for assets between $6 billion and $8 billion is .55%, and for assets in excess of $8 billion is .45%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2025 was .83%.
[2]	Other Expenses includes dividend expenses on short positions and interest expenses of .29% for Class A Shares and Class C Shares.